LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2018
LONG-TERM DEBT
Schedule of convertible senior notes

	2017	2018
	RMB (millions)
2020 Notes	—	4,813
2025 Notes	2,603	2,750
2022 Notes	6,344	—
2019 Booking Notes	3,253	—
2020 Booking Notes	1,627	1,719
2025 Booking and Hillhouse Notes	6,506	6,876
2022 Booking Notes	163	—
Long-term loan	8,807	8,035
Less: Debt issuance cost	(83)	(47)
Total	29,220	24,146